Leases - Schedule of Future Minimum Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Payments [Abstract]
2025	$ 554
2026	21
Total lease payments	575
Less: imputed interest	(10)
Total	$ 565	$ 1,252